UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22038

Bear Stearns Active ETF Trust

(Exact name of registrant as specified in charter)

237 Park Ave. New York, NY 10017
(Address of principal executive offices) (Zip code)

Jeffry P. Brown

Bear Stearns Asset Management, Inc.

237 Park Ave.

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-999-9160

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BEAR STEARNS CURRENT YIELD FUND

Portfolio of Investments

March 31, 2008

(Unaudited)

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS—15.9%

Federal Home Loan Mortgage Corporation—8.9%
3.500% 07/01/08	Aaa/AAA	83	$83,215
6.500 01/15/09	Aaa/AAA	250	249,596
5.500 10/15/25	Aaa/AAA	1,857	1,897,404
5.000 02/15/26	Aaa/AAA	722	726,474
5.000 03/15/26	Aaa/AAA	1,500	1,528,219

			4,484,908

Federal National Mortgage Association—7.0%
6.000 03/25/09	Aaa/AAA	536	540,385
4.500 03/25/16	Aaa/AAA	1,211	1,220,163
4.500 10/25/22	Aaa/AAA	542	543,326
5.500 04/25/28	Aaa/AAA	891	899,486
5.000 06/25/32	Aaa/AAA	310	311,233

			3,514,593

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
(Cost $7,974,776)			7,999,501

COMMERCIAL MORTGAGE-BACKED SECURITIES—9.2%
Banc of America Commercial Mortgage, Inc. Series 2000 7.197 09/15/32	Aaa/AAA	580	598,864
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 4.223 04/10/40	Aaa/AAA	1,040	1,029,098
LB-UBS Commercial Mortgage Trust Series 2004-C7 3.992 10/15/29	Aaa/AAA	1,000	984,144
Merrill Lynch Mortgage Investors Trust Series 1999-C1 7.560 11/15/31	Aaa/AAA	363	371,333
Nations Link Funding Corp. Series 1999-1 6.316 01/20/31	Aaa/AAA	1,012	1,013,926

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
Prudential Securities Secured Financing Corp. Series 2000-C1 7.727% 02/15/10	Aaa /AAA	597	$618,211

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $4,532,865)			4,615,576

ASSET BACKED SECURITIES—19.2%
Automobiles—9.2%
Chase Manhattan Auto Owner Trust Series 2006-A 5.360 01/15/13	Aaa/AAA‡	1,000	1,022,725
Ford Credit Auto Owner Trust Series 2006-C 5.160 11/15/10	Aaa/AAA	750	762,542
Harley-Davidson Motorcycle Trust Series 2006-3 5.240 01/15/12	Aaa/AAA	704	712,107
Honda Auto Receivables Owner Trust Series 2005-2 4.150 10/15/10	Aaa/AAA	675	678,083
Nissan Auto Receivables Owner Trust Series 2005-B 4.180 10/15/10	Aaa/AAA	575	578,382
Nissan Auto Receivables Owner Trust Series 2007-A 5.100 11/15/10	Aaa/AAA	450	456,981
USAA Auto Owner Trust Series 2007-2 5.040 04/15/10	Aaa/AAA	400	403,217

			4,614,037

BEAR STEARNS CURRENT YIELD FUND

Portfolio of Investments (continued)

March 31, 2008

(Unaudited)

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
Credit Card—10.0%
American Express Credit Account Master Trust Series 2004-3 4.350% 12/15/11	Aaa/AAA	1,000	$1,012,636
Chase Issuance Trust Series 2005-A5 (a) 2.838 04/15/08	Aaa/AAA	1,000	989,774
Citibank Credit Card Issuance Trust Series 2006-A5 5.300 05/20/11	Aaa/AAA	1,000	1,023,062
Discover Card Master Trust I Series 2005-3 (a) 2.838 04/15/08	Aaa/AAA	1,000	994,545
MBNA Master Credit Card Trust Series 1999-B 5.900 08/15/11	Aaa/AAA	1,000	1,025,562

			5,045,579

TOTAL ASSET BACKED SECURITIES
(Cost $9,643,491)			9,659,616

CORPORATE BONDS—38.3%
Banks—6.3%
Bank of America Corp. (a) 2.791 06/30/08	Aa1/AA	1,670	1,653,869
Credit Suisse 144A (Switzerland) 6.500 05/01/08	Aa2/A+	1,500	1,503,896

			3,157,765

Diversified Financial Services—19.4%
Allstate Life Global Funding Trusts (a) 2.696 06/30/08	Aa2/AA	1,500	1,499,621
Caterpillar Financial Services Corp. (a) 3.130 05/19/08	A2/A	1,450	1,444,563
Goldman Sachs Group, Inc. (The) (a) 2.971 06/30/08	Aa3/AA-	1,000	974,888
John Deere Capital Corp. (a) 3.530 05/27/08	A2/A	1,000	1,000,166
JPMorgan Chase & Co. (a) 2.656 04/28/08	Aa2/AA-	1,500	1,490,479

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
Lehman Brothers Holdings, Inc. (a) 4.793% 04/03/08	A1/A+	1,000	$953,582
Merrill Lynch & Co., Inc. (a) 3.888 04/23/08	A1/A+	1,400	1,395,332
Morgan Stanley (a) 3.206 05/09/08	Aa3/AA-	1,000	988,806

			9,747,437

Insurance—4.7%
AIG Matched Funding Corp. (a) 2.980 06/09/08	Aa2/AA	892	884,935
Pricoa Global Funding I 144A (a) 3.294 04/28/08	Aa3/AA	1,500	1,487,273

			2,372,208

Oil & Gas—5.9%
BP Capital Markets PLC (United Kingdom) (a) 3.010 06/17/08	Aa1/AA+	1,500	1,497,470
ConocoPhillips Australia Funding Co. (a) 4.643 04/09/08	A1/A	1,500	1,496,289

			2,993,759

Savings & Loans—2.0%
Wachovia Mortgage FSB (a) 3.168 05/08/08	Aa1/AA	1,000	1,001,702

TOTAL CORPORATE BONDS
(Cost $19,283,805)			19,272,871

MUNICIPAL BONDS—5.9%
Colorado Housing & Finance Authority (a) 3.600 04/02/08	Aaa/AAA	500	500,000
Colorado Springs Utilities (a) 3.170 04/03/08	Aa2/AA	300	300,000
New Hampshire Health & Education Facilities Authority (a) 3.500 04/02/08	Aaa/AAA	500	500,000

2

BEAR STEARNS CURRENT YIELD FUND

Portfolio of Investments (continued)

March 31, 2008

(Unaudited)

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
MUNICIPAL BONDS—5.9% (continued)
New York City Transitional Finance Authority (a) 3.500% 04/02/08	Aa1/AAA	500	$500,000
Portland, Maine General Obligation (a) 2.650 04/02/08	Aa1/AA	500	500,000
Texas State General Obligation (a) 2.850 04/02/08	Aa1/AA	700	700,000

TOTAL MUNICIPAL BONDS
(Cost $3,000,000)			3,000,000

SHORT-TERM OBLIGATIONS—10.5%

Commercial Paper—4.6%
Banco Bilbao Vizcaya Argentaria Puerto Rico 2.800 04/04/08	P-1/A-1	500	499,835
IBM International Group Capital LLC 2.650 04/01/08	P-1/A-1	500	499,961
ING (U.S.) Funding LLC 2.990 04/04/08	P-1/A-1+	500	499,853
Prudential PLC 3.030 04/11/08	P-1/A-1	400	399,688
Rabobank USA Finance Corp. 0.970 04/08/08	P-1/A-1+	400	399,775

			2,299,112

Discount Note—4.0%
Federal Home Loan Mortgage Corp. 1.841 04/01/08		2,000	1,999,890

DESCRIPTION	NUMBER OF SHARES	FAIR VALUE
Investment Company—1.9%
Fidelity Institutional Prime Money Market Fund(a) 2.900% expires 04/01/08	980	$979,870

TOTAL SHORT-TERM OBLIGATIONS
(Cost $5,279,200)		5,278,872

TOTAL INVESTMENTS—99.0%
(COST $49,714,137)*		49,826,436
OTHER ASSETS IN EXCESS OF LIABILITIES—1.0%		508,929

NET ASSETS—100.0%		$50,335,365

‡	Fitch rating provided.
(a)	Adjustable rate security. Reset date provided. Percentage of adjustable rate securities to net assets is as follows:

Corporate Bonds	32.3%
Municipal Bonds	6.0
Asset-backed Securities	3.9
Short-term Obligations	2.0

Total	44.2%

144A	Security was purchased pursuant to Rule 144A under the Securities Act, of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

3

BEAR STEARNS CURRENT YIELD FUND

Portfolio of Investments (continued)

March 31, 2008

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Bear Stearns Current Yield Fund (the “Fund”), as computed on a federal income tax basis are as follows:

Aggregate cost	$49,714,137

Gross unrealized appreciation	$152,011
Gross unrealized depreciation	(39,712)

Net unrealized appreciation	$112,299

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

The Fund utilized various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets are carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	49,826,436	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$49,826,436	$—

4

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	On March 16, 2008, JPMorgan Chase & Co. agreed to acquire The Bear Stearns Companies Inc., which is the parent company of Bear Stearns Asset Management Inc., Registrant’s investment adviser. As of March 31, 2008, this agreement did not result in any changes to Registrant’s internal controls that materially affected, or were likely to materially affect, Registrant’s internal controls over financial reporting.

Item 3.	Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bear Stearns Active ETF Trust

By:	/s/ Jeffry P. Brown
Jeffry P. Brown
Principal Executive Officer

Date: May 16, 2008

By:	/s/ Frank J. Maresca
Frank J. Maresca
Chief Financial Officer

Date: May 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffry P. Brown
Jeffry P. Brown
Principal Executive Officer

Date: May 16, 2008

By:	/s/ Frank J. Maresca
Frank J. Maresca
Chief Financial Officer

Date: May 16, 2008